SEGMENT INFORMATION - Geographical (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) segment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Geographical information based on revenue and non-current assets
Number of operating segments | segment	1
Revenue	$ 64,669	$ 56,733	$ 65,925
Non-current assets	356,880	413,574
Bulgaria
Geographical information based on revenue and non-current assets
Revenue	912	966	871
Non-current assets	79	92
Canada
Geographical information based on revenue and non-current assets
Revenue	361	382	8,724
Non-current assets	1,707	1,956
Chile
Geographical information based on revenue and non-current assets
Non-current assets	5,545	3,164
Czech
Geographical information based on revenue and non-current assets
Revenue	4,103	3,548	3,197
Non-current assets	13,791	15,127
Germany
Geographical information based on revenue and non-current assets
Revenue			27
Greece
Geographical information based on revenue and non-current assets
Revenue	1,613	1,650	8,748
Non-current assets	94	109
Japan
Geographical information based on revenue and non-current assets
Revenue	41,140	37,887	37,757
Non-current assets	180,794	234,398
PRC
Geographical information based on revenue and non-current assets
Revenue	29
Non-current assets	1,134	268
Spain
Geographical information based on revenue and non-current assets
Revenue	329	421	379
Non-current assets	545	6,446
USA
Geographical information based on revenue and non-current assets
Revenue	4,914	6,681	3,797
Non-current assets	42,563	45,137
Uruguay
Geographical information based on revenue and non-current assets
Revenue	11,268	5,198	$ 2,425
Non-current assets	$ 110,628	$ 106,877